Accrued Liabilities and Other Payables (Tables)	12 Months Ended
Dec. 31, 2025
Accrued Liabilities and Other Payables [Abstract]
Schedule of Accrued Liabilities and Other Payables	As of December 31, 2025 and 2024, accrued liabilities and other payables consisted of the following:
	As of December 31,
	2025	2024
Payroll payables	$211	$1165
Other payables	233	766
	$444	$1,941